SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable	$ 954	$ (1,099)
Inventories	121	(628)
Accounts payable and accrued liabilities	(1,472)	1,317
Current portion of provisions	(11)	(14)
Income taxes payable (net)	(1,350)	436
Total (increase) decrease in working capital	(1,758)	12
Relating to :
Increase in non-cash working capital	(1,201)	(397)
(Increase) decrease in non-cash working capital	(557)	409
Total (increase) decrease in working capital	$ (1,758)	$ 12